Derivatives and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Derivatives and Hedging Activities
Contract Amounts of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps and Commodity Futures

	Yen (millions)
	2011	2010
Forward:
To sell foreign currencies	397,580	375,430
To buy foreign currencies	225,444	196,439
Cross currency swaps	47,668	31,797
Interest rate swaps	31,170	33,702
Commodity futures:
To sell commodity	128,411	40,194
To buy commodity	160,483	113,682

Fair Values of Derivative Instruments

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	252	Other current liabilities	(4,584)
Commodity futures	Other current assets	15,658	Other current liabilities	(601)

Total derivatives designated as hedging instruments under ASC 815		15,910		(5,185)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	1,619	Other current liabilities	(3,238)
Cross currency swaps	—	—	Other current liabilities	(462)
Interest rate swaps	Other current assets	0	—	—
Commodity futures	Other current assets	4,732	Other current liabilities	(4,732)

Total derivatives not designated as hedging instruments under ASC 815		6,351		(8,432)

Total derivatives		22,261		(13,617)

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	415	Other current liabilities	(1,971)
Commodity futures	Other current assets	11,330	Other current liabilities	(3,345)

Total derivatives designated as hedging instruments under ASC 815		11,745		(5,316)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	8,590	Other current liabilities	(2,307)
Cross currency swaps	—	—	Other current liabilities	(283)
Interest rate swaps	Other current assets	23	—	—
Commodity futures	Other current assets	1,231	Other current liabilities	(1,231)

Total derivatives not designated as hedging instruments under ASC 815		9,844		(3,821)

Total derivatives		21,589		(9,137)

Schedule of Fair Value Hedging Instruments Effects in Operations

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	5,700

Total		5,700

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(1,724)

Total		(1,724)

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	41,003

Total		41,003

Schedule of Fair Value Hedging Related Hedged Items Effects in Operations

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(5,352)

Total		(5,352)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	3,181

Total		3,181

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(39,024)

Total		(39,024)

Schedule of Cash Flow Hedging Relationships, Amounts Reclassified from AOCI into Operations

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(9,251)	Other income (deductions)	2,355
Cross currency swaps	(90)	Other income (deductions)	(16)
Commodity futures	2,484	Cost of sales	(1,879)

Total	(6,857)		460

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	7,662	Other income (deductions)	11,501
Commodity futures	8,463	Cost of sales	1,446

Total	16,125		12,947

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(613)	Other income (deductions)	(4,599)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	3,611	Cost of sales	(42)

Total	2,707		(4,657)

Schedule of Cash Flow Hedging Instruments, Recognized in Operations

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	(1,226)
Cross currency swaps	—	—
Commodity futures	—	—

Total		(1,226)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	539
Commodity futures	—	—

Total		539

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	1,228
Cross currency swaps	—	—
Commodity futures	—	—

Total		1,228

Schedule of Derivatives not Designated as Hedging Instruments, Recognized in Operations

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	814
Cross currency swaps	Other income (deductions)	1,624
Commodity futures	Other income (deductions)	0

Total		2,438

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	7,707
Cross currency swaps	Other income (deductions)	(179)
Interest rate swaps	Other income (deductions)	(23)
Commodity futures	Other income (deductions)	0

Total		7,505

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	2,950
Cross currency swaps	Other income (deductions)	(1,543)
Interest rate swaps	Other income (deductions)	(3)
Commodity futures	Other income (deductions)	0

Total		1,404